Financial Liabilities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities at Amortized Cost [Abstract]
Schedule of Financial Liabilities at Amortized Cost

The item detail is as follows:

	2024	2023
	MCh$	MCh$
Current accounts and other demand deposits	14,630,797	13,670,793
Saving accounts and time deposits	14,345,223	15,538,196
Obligations by repurchase agreements and securities lending	109,794	157,173
Borrowings from financial institutions	1,103,468	5,360,715
Debt financial instruments issued	9,690,069	9,360,065
Other financial obligations	284,479	339,305
Total	40,163,830	44,426,247

Schedule of Current Accounts and Other Demand Deposits

As of December 31, 2024 and 2023, the composition of current accounts and other demand deposits is as follows:

	2024	2023
	MCh$	MCh$
Current accounts	11,769,419	11,025,685
Other demand obligations	1,750,048	1,573,962
Demand deposits accounts	652,075	625,923
Other demand deposits	459,255	445,223
Total	14,630,797	13,670,793

Schedule of Composition Saving Accounts and Time Deposits

As of December 31, 2024 and 2023, the composition of saving accounts and time deposits is as follows:

	2024	2023
	MCh$	MCh$
Time deposits	13,764,830	14,979,565
Term savings accounts	374,593	355,725
Other term balances payable	205,800	202,906
Total	14,345,223	15,538,196

Schedule of Repurchase Agreements and Securities Lending

The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a prefixed rate. As of December 31, 2024 and 2023, the repurchase agreements are the following:

	2024	2023
	MCh$	MCh$
Transaction with domestic banks
Repurchase agreements with other banks	—	—
Repurchase agreements with the Central Banks of Chile	—	—
Obligations from securities lending	—	—

Transaction with foreign banks
Repurchase agreements with other banks	—	—
Repurchase agreements with foreign Central Banks	—	—
Obligations from securities lending	—	—

Transaction with other domestic entities
Repurchase agreements	109,794	157,173
Obligations from securities lending	—	—

Transaction with other foreign entities
Repurchase agreements	—	—
Obligations from securities lending	—	—

Total	109,794	157,173

Schedule of Borrowings from Financial Institutions

As of December 31, 2024 and 2023, borrowings from financial institutions are detailed as follows:

	2024	2023
	MCh$	MCh$
Foreign banks
Foreign trade financing
HSBC Bank	245,469	87,602
Bank of New York Mellon	240,008	218,686
Caixabank S.A.	201,802	48,918
Bank of America	124,057	142,113
Zurcher Kantonalbank	90,386	92,704
DZ Bank AG Deutsche	41,646	—
Standard Chartered Bank	2,685	119,794
Citibank N.A. United States	2,189	51,297
Wells Fargo Bank	1,890	42,117
Commerzbank AG	1,417	40,766
Others	71	92

Borrowings and other obligations
Wells Fargo Bank	150,775	132,523
Citibank N.A. United Kingdom	986	—
Citibank N.A. United States	—	35,345
Commerzbank AG	—	117
Others	87	60
Subtotal foreign banks	1,103,468	1,012,134

Chilean Central Bank (*)	—	4,348,581

Total	1,103,468	5,360,715

(*)	Financing provided by the Chilean Central Bank to deliver liquidity to the economy and support the credit flow to households and companies, related to the Conditional Credit Facility to Increase Lending (FCIC by its Spanish initials). On July 1, 2024, the last phase of the program expired and was paid in full on that date.

Schedule of Composition of Debt Financial Instruments Issued

As of December 31, 2024 and 2023, the composition of debt financial instruments issued as follows:

	2024	2023
	MCh$	MCh$

Letters of credit
Letters of credit for housing	849	1,433
Letters of credit for general purposes	1	11

Bonds
Current Bonds	9,689,219	9,358,621
Mortgage bonds	—	—
Total	9,690,069	9,360,065

Schedule of Short-Term Bonds

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	28,049	5,46	05/07/2024	08/07/2024
Total		28,049

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	39,449	5.65	03/30/2023	08/01/2023
Wells Fargo Bank	USD	39,449	5.65	03/30/2023	07/28/2023
Wells Fargo Bank	USD	40,385	5.60	04/03/2023	10/02/2023
Wells Fargo Bank	USD	40,425	5.56	04/04/2023	09/01/2023
Wells Fargo Bank	USD	42,041	5.85	08/01/2023	02/01/2024
Wells Fargo Bank	USD	42,303	5.75	08/25/2023	11/27/2023
Wells Fargo Bank	USD	42,302	5.85	08/25/2023	01/22/2024
Total		286,354

Schedule of Long-Term Current Bonds

Long-Term Bonds

Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIEZ1121	UF	107,462	4	3.72	01/15/2024	05/01/2028
BCHIEZ1121	UF	31,197	4	3.72	01/16/2024	05/01/2028
BCHICE1215	UF	21,998	7	3.20	01/31/2024	12/01/2031
BCHICH1215	UF	7,350	8	3.15	02/08/2024	12/01/2032
BCHIFA0222	UF	32,349	4	3.25	03/15/2024	08/01/2028
BCHIFA0222	UF	19,518	4	3.32	03/21/2024	08/01/2028
BCHIEY1021	UF	12,474	4	3.29	03/22/2024	04/01/2028
BCHIFA0222	UF	14,228	4	3.29	03/25/2024	08/01/2028
BCHIGG1121	UF	12,345	11	3.35	03/26/2024	05/01/2035
BCHIFA0222	UF	3,566	4	3.24	03/27/2024	08/01/2028
BCHIEY1021	UF	17,696	4	3.28	04/04/2024	04/01/2028
BCHIEX0122	UF	9,231	1	3.10	04/12/2024	07/01/2025
BCHIEX0122	UF	14,793	1	3.02	04/17/2024	07/01/2025
BCHIHX1223	UF	32,225	20	3.49	05/08/2024	12/01/2044
BCHIHX1223	UF	11,376	20	3.49	05/09/2024	12/01/2044
BCHIHX1223	UF	5,727	20	3.46	05/17/2024	12/01/2044
BCHIHX1223	UF	15,283	20	3.46	05/22/2024	12/01/2044
BCHIHX1223	UF	37,202	20	3.55	06/04/2024	12/01/2044
BCHIFO0721	UF	3,575	8	3.48	06/06/2024	01/01/2032
BCHIEY1021	UF	3,606	4	3.20	06/10/2024	04/01/2028
BCHIGG1121	UF	8,366	11	3.53	06/11/2024	05/01/2035
BCHIFB1021	UF	21,220	5	3.35	06/12/2024	04/01/2029
BCHIEY1021	UF	12,648	4	3.29	07/09/2024	04/01/2028
BCHIFB1021	UF	39,504	5	3.50	07/09/2024	04/01/2029
BCHIFB1021	UF	1,796	5	3.49	07/09/2024	04/01/2029
BCHIFB1021	UF	5,399	5	3.45	07/10/2024	04/01/2029
BCHIFC0721	UF	37,442	6	3.47	07/11/2024	01/01/2030
BCHIFC0721	UF	7,147	6	3.43	07/12/2024	01/01/2030
BCHIHX1223	UF	7,550	20	3.50	07/18/2024	12/01/2044
BCHIFB1021	UF	25,454	5	3.23	07/23/2024	04/01/2029
BCHIFA0222	UF	18,404	4	3.04	07/24/2024	08/01/2028
BCHIFO0721	UF	19,198	8	2.50	09/27/2024	01/01/2032
BCHIHX1223	UF	94,840	20	2.36	09/30/2024	12/01/2044
BCHIHP1223	UF	220,035	16	2.37	10/01/2024	12/01/2040
Subtotal		932,204

BONO HKD		52,385	10	4.22	02/02/2024	02/09/2034
Subtotal other currencies		52,385
Total		984,589

Long-Term Bonds

Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIGI0322	UF	143,510	12	2.61	01/06/2023	09/01/2035
BCHIDG1116	CLP	9,179	4	6.55	03/16/2023	05/01/2027
BCHIDG1116	CLP	10,604	4	6.55	03/23/2023	05/01/2027
BCHIGG1121	UF	23,889	12	2.50	04/11/2023	05/01/2035
BCHICG0815	UF	18,716	9	2.65	04/28/2023	08/01/2032
BCHIGB0322	UF	16,521	11	2.78	05/18/2023	09/01/2034
BCHICH1215	UF	10,939	9	2.96	06/02/2023	12/01/2032
BCHIGB0322	UF	7,747	11	2.78	06/06/2023	09/01/2034
BCHIBU0815	UF	10,346	6	3.39	06/08/2023	08/01/2029
BCHIBU0815	UF	18,200	6	3.39	06/09/2023	08/01/2029
BCHICE1215	UF	27,024	8	2.94	06/09/2023	12/01/2031
BCHIFW1121	UF	142,385	10	2.89	06/12/2023	05/01/2033
BCHIBU0815	UF	23,372	6	3.26	06/15/2023	08/01/2029
BCHIGB0322	UF	7,217	11	2.78	06/16/2023	09/01/2034
BCHICI0815	UF	5,658	10	3.04	08/01/2023	02/01/2033
BCHICI0815	UF	18,388	10	3.35	08/18/2023	02/01/2033
BCHICH1215	UF	8,919	9	3.34	08/24/2023	12/01/2032
BCHIBO0815	UF	22,243	4	3.61	08/25/2023	02/01/2028
BCHIBO0815	UF	48,392	4	3.61	08/29/2023	02/01/2028
BCHICE1215	UF	9,349	8	3.27	08/29/2023	12/01/2031
BCHIFB1021	UF	6,996	6	4.16	11/03/2023	04/01/2029
BCHIFB1021	UF	14,667	6	4.16	11/07/2023	04/01/2029
BCHIEY1021	UF	29,979	5	4.26	11/08/2023	04/01/2028
BCHIFB1021	UF	3,335	6	4.16	11/09/2023	04/01/2029
BCHICI0815	UF	23,720	9	3.90	11/14/2023	02/01/2033
BCHICH1215	UF	6,964	9	3.90	11/14/2023	12/01/2032
BCHIFB1021	UF	22,046	6	4.16	11/15/2023	04/01/2029
BCHICE1215	UF	3,572	8	3.64	11/22/2023	12/01/2031
BCHICE1215	UF	10,748	8	3.60	11/23/2023	12/01/2031
BCHIGH1221	UF	133,306	12	3.67	12/01/2023	06/01/2035
BCHICH1215	UF	14,144	9	3.55	12/05/2023	12/01/2032
BCHICG0815	UF	9,137	9	3.31	12/18/2023	08/01/2032
BCHICH1215	UF	9,113	9	3.21	12/20/2023	12/01/2032
Subtotal		870,325

BOND MXN	MXN	31,968	4	TIE (28 days) + 0.85	06/01/2023	06/03/2027
BOND JPY	JPY	35,833	2	0.75	06/08/2023	06/16/2025
Subtotal other currencies		67,801
Total		938,126

Schedule of Other Financial Obligations

As of December 31, 2024 and 2023, the composition of other financial obligations as follows:

	2024	2023
	MCh$	MCh$

Other Chilean financial obligations	284,479	339,281
Other financial obligations with the Public sector	—	24
Total	284,479	339,305